Condensed Interim Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total		Number of Shares [member]		Issued Capital [member]	Share Purchase Warrants Reserve [member]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]		Total Reserves [member]	Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2020		$ 5,714,571				$ 3,646,291	$ 83,077	$ 21,855	$ 6,815	$ 15,135	[1]	$ 126,882	$ 1,941,398
Balance, shares at beginning of period at Dec. 31, 2020		449,458,394		449,458,000
Total comprehensive income
Net earnings		$ 162,002											162,002
OCI	[1]	(2,354)								(2,354)		(2,354)
Total comprehensive income		159,648								(2,354)	[1]	(2,354)	162,002
Income tax recovery (expense)		1,570				1,570
SBC expense	[1]	1,325						516	809			1,325
Options exercised	[1]	$ 4,793				5,741		(948)				(948)
Options exercised, shares		258,000	[2]	258,000	[1]
RSUs released	[1]					2,800			(2,800)			(2,800)
RSUs released, shares		116,180	[2]	116,000	[1]
Dividends (Note 19.2)		$ (58,478)				0							(58,478)
Realized gain on disposal of LTIs (Note 20.4)										(53,119)	[1]	(53,119)	53,119
Balance end of period at Mar. 31, 2021		$ 5,823,429				3,656,402	83,077	21,423	4,824	(40,338)	[1]	68,986	2,098,041
Balance, shares at end of period at Mar. 31, 2021		449,832,574		449,832,000
Balance at beginning of period at Dec. 31, 2020		$ 5,714,571				3,646,291	83,077	21,855	6,815	15,135	[1]	126,882	1,941,398
Balance, shares at beginning of period at Dec. 31, 2020		449,458,394		449,458,000
Total comprehensive income
Net earnings		$ 328,126
OCI		(5,159)
Total comprehensive income		322,967
Dividends (Note 19.2)													(121,487)
Realized gain on disposal of LTIs (Note 20.4)		60,530
Balance end of period at Jun. 30, 2021		$ 5,943,264				3,674,783	83,077	21,789	5,602	(43,143)	[1]	67,325	2,201,156
Balance, shares at end of period at Jun. 30, 2021		450,271,489		450,271,000
Balance at beginning of period at Mar. 31, 2021		$ 5,823,429				3,656,402	83,077	21,423	4,824	(40,338)	[1]	68,986	2,098,041
Balance, shares at beginning of period at Mar. 31, 2021		449,832,574		449,832,000
Total comprehensive income
Net earnings		$ 166,124											166,124
OCI	[1]	(2,805)								(2,805)		(2,805)
Total comprehensive income		163,319								(2,805)	[1]	(2,805)	166,124
Income tax recovery (expense)		(463)				(463)
SBC expense	[1]	1,307						514	793			1,307
Options exercised	[1]	$ 743				891		(148)				(148)
Options exercised, shares		31,745	[2]	32,000	[1]
RSUs released	[1]					15			(15)			(15)
RSUs released, shares		700	[2]	1,000	[1]
Dividends (Note 19.2)		$ (45,071)				17,938							(63,009)
Dividends (Note 19.2), shares		406,470		406,000
Realized gain on disposal of LTIs (Note 20.4)		$ 0
Balance end of period at Jun. 30, 2021		$ 5,943,264				3,674,783	83,077	21,789	5,602	(43,143)	[1]	67,325	2,201,156
Balance, shares at end of period at Jun. 30, 2021		450,271,489		450,271,000
Total comprehensive income
Net earnings		$ 426,759											426,759
OCI	[1]	(11,155)								(11,155)		(11,155)
Total comprehensive income		415,604								(11,155)	[1]	(11,155)	426,759
Income tax recovery (expense)		704				704
SBC expense	[1]	2,630						1,036	1,594			2,630
Options exercised	[1]	$ 2,417				2,893		(476)				(476)
Options exercised, shares		109,135	[2]	109,000	[1]
Dividends (Note 19.2)		$ (114,502)				20,618							(135,120)
Dividends (Note 19.2), shares		483,328		484,000
Realized gain on disposal of LTIs (Note 20.4)										(11,288)	[1]	(11,288)	11,288
Balance end of period at Dec. 31, 2021		$ 6,250,117				$ 3,698,998	83,077	22,349	7,196	(65,586)	[1]	47,036	2,504,083
Balance, shares at end of period at Dec. 31, 2021		450,863,952		450,864,000		450,863,952
Total comprehensive income
Net earnings		$ 157,467											157,467
OCI	[1]	(103)								(103)		(103)
Total comprehensive income		157,364								(103)	[1]	(103)	157,467
Income tax recovery (expense)		793				$ 793
SBC expense	[1]	1,342						534	808			1,342
Options exercised	[1]	$ 7,532				8,969		(1,437)				(1,437)
Options exercised, shares		329,480	[2]	329,000	[1]
RSUs released	[1]					2,534			(2,534)			(2,534)
RSUs released, shares		87,838	[2]	88,000	[1]
Dividends (Note 19.2)		$ (67,688)				0							(67,688)
Balance end of period at Mar. 31, 2022		$ 6,349,460				3,711,294	83,077	21,446	5,470	(65,689)	[1]	44,304	2,593,862
Balance, shares at end of period at Mar. 31, 2022		451,281,270		451,281,000
Balance at beginning of period at Dec. 31, 2021		$ 6,250,117				$ 3,698,998	83,077	22,349	7,196	(65,586)	[1]	47,036	2,504,083
Balance, shares at beginning of period at Dec. 31, 2021		450,863,952		450,864,000		450,863,952
Total comprehensive income
Net earnings		$ 306,542
OCI		(33,629)
Total comprehensive income		272,913
Dividends (Note 19.2)													(135,396)
Realized gain on disposal of LTIs (Note 20.4)		0
Balance end of period at Jun. 30, 2022		$ 6,416,801				$ 3,729,300	83,077	22,054	6,356	(99,214)	[1]	12,273	2,675,228
Balance, shares at end of period at Jun. 30, 2022		451,692,192		451,692,000		451,692,192
Balance at beginning of period at Mar. 31, 2022		$ 6,349,460				$ 3,711,294	83,077	21,446	5,470	(65,689)	[1]	44,304	2,593,862
Balance, shares at beginning of period at Mar. 31, 2022		451,281,270		451,281,000
Total comprehensive income
Net earnings		$ 149,074											149,074
OCI	[1]	(33,525)								(33,525)		(33,525)
Total comprehensive income		115,549								(33,525)	[1]	(33,525)	149,074
Income tax recovery (expense)		(293)				(293)
SBC expense	[1]	1,497						611	886			1,497
Options exercised	[1]	$ 17				20		(3)				(3)
Options exercised, shares		434	[2]	0	[1]
Dividends (Note 19.2)		$ (49,429)				18,279							(67,708)
Dividends (Note 19.2), shares		410,488		411,000
Realized gain on disposal of LTIs (Note 20.4)		$ 0
Balance end of period at Jun. 30, 2022		$ 6,416,801				$ 3,729,300	$ 83,077	$ 22,054	$ 6,356	$ (99,214)	[1]	$ 12,273	$ 2,675,228
Balance, shares at end of period at Jun. 30, 2022		451,692,192		451,692,000		451,692,192

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.
[2]	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.